Interim Statement Presentation (Details) - Schedule of Revised Satement of Operation - VASO CORPORATION [Member] - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2022
As Reported [Member]
Revenues
Professional sales services	$ 9,439	$ 24,900
Cost of revenues
Cost of professional sales services	1,570	4,545
Gross Profit – professional sales services segment	7,869	20,355
Operating income	2,428	3,635
Net income	2,498	3,649
Comprehensive income/(loss)	$ 2,264	$ 3,199
Income/(loss) per common share
Basic (in Dollars per share)	$ 0.01	$ 0.02
Adjustment [Member]
Revenues
Professional sales services	$ (202)	$ (476)
Cost of revenues
Cost of professional sales services	(40)	(95)
Gross Profit – professional sales services segment	(162)	(381)
Operating income	(162)	(381)
Net income	(162)	(381)
Comprehensive income/(loss)	$ (162)	$ (381)
Income/(loss) per common share
Basic (in Dollars per share)	$ 0	$ 0
As Revised [Member]
Revenues
Professional sales services	$ 9,237	$ 24,424
Cost of revenues
Cost of professional sales services	1,530	4,450
Gross Profit – professional sales services segment	7,707	19,974
Operating income	2,266	3,254
Net income	2,336	3,268
Comprehensive income/(loss)	$ 2,102	$ 2,818
Income/(loss) per common share
Basic (in Dollars per share)	$ 0.01	$ 0.02